Trade Receivables, Net - Summary of Trade Receivables (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Aug. 07, 2023	Dec. 31, 2022
Boa Vista Servicos S A [member]
Trade Receivables Net [Line Items]
Fair value of revenue recognized on performance obligation	R$ 759	R$ 1,200